Annual Total Returns - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund - Fidelity Hedged Equity Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Annual Return 2023	17.65%
Annual Return 2024	19.46%